Accounting Policy Updates and Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (“2020 Form 20-F”) filed with the Securities and Exchange Commission on March 18, 2021.

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and disclosure of contingent assets and liabilities in the financial statements. The Company’s management evaluates its estimates on an ongoing basis, including those related to container rental equipment, containers held for sale, allowance for credit losses, income taxes and accruals. Actual results could differ from those estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal and recurring adjustments) necessary to present fairly the Company’s condensed consolidated balance sheet as of September 30, 2021, the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020, condensed consolidated statements of comprehensive income for the three and nine months ended September 30, 2021 and 2020, condensed consolidated statements of shareholders’ equity for the nine months ended September 30, 2021 and 2020 and condensed consolidated statements of cash flows for the nine months ended September 30, 2021 and 2020. These condensed consolidated financial statements are not necessarily indicative of the results of operations or cash flows that may be reported for the remainder of the fiscal year ending December 31, 2021.

Principles of Consolidation and Variable Interest Entity
(b)	Principles of Consolidation and Variable Interest Entity

The condensed consolidated financial statements of the Company include TGH and all of its subsidiaries in which the Company has a controlling financial interest. All significant intercompany accounts and balances have been eliminated in consolidation.

TAP Funding

TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) was a joint venture between the Company’s wholly-owned subsidiary, Textainer Limited (“TL”) (a Bermuda company) and TAP Ltd. (“TAP”) in which TL owned 50.1%, TAP owned 49.9% of the common shares of TAP Funding, and TAP Funding was a voting interest entity (“VME”). The Company consolidated TAP Funding as the Company had a controlling financial interest in TAP Funding. In January 2021, the Company completed the acquisition of 49.9% of the common shares of TAP Funding from TAP Ltd. for a total purchase price consideration of $21,500. After the acquisition of the noncontrolling interest (“NCI”), the Company owns 100% of TAP Funding and TAP Funding became a wholly-owned subsidiary of the Company. The Company accounted for this equity transaction as a reduction in the related NCI, and the difference between the carrying value of the NCI on January 1, 2021 and the cash consideration was recognized as an increase in additional paid-in capital (“APIC”) of $7,022.

Prior to the acquisition of the NCI, the equity owned by TAP in TAP Funding was shown as NCI on the Company’s condensed consolidated balance sheet as of December 31, 2020 and the net income was shown as net income attributable to the NCI on the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2020. After the capital restructuring, there is no NCI in TAP Funding on the Company’s condensed consolidated balance sheet as of September 30, 2021 and there is no net income attributable to the NCI on the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2021.

Containers
(c)	Containers

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined port. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated residual value.

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of September 30, 2021 and December 31, 2020 were as follows:

	September 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,542,819	$(461,938)	$1,080,881	$1,532,753	$(428,913)	$1,103,840
40'	143,250	(55,252)	87,998	144,881	(55,154)	89,727
40' high cube	3,379,715	(756,551)	2,623,164	2,717,384	(672,416)	2,044,968
45' high cube	27,902	(13,730)	14,172	27,880	(12,747)	15,133
Refrigerated containers:
20'	19,738	(9,313)	10,425	20,164	(8,493)	11,671
20' high cube	1,006	(777)	229	2,605	(1,742)	863
40' high cube	1,166,053	(446,240)	719,813	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,355	(5,166)	11,189	17,228	(5,132)	12,096
40' folding flat	48,487	(18,976)	29,511	49,167	(18,275)	30,892
20' open top	13,128	(2,022)	11,106	13,253	(1,790)	11,463
40' open top	21,673	(4,839)	16,834	22,271	(4,738)	17,533
Tank containers	103,125	(14,914)	88,211	93,240	(11,470)	81,770
Total containers	$6,483,251	$(1,789,718)	$4,693,533	$5,744,643	$(1,619,591)	$4,125,052

See Note 4 “Managed Container Fleet” for information on the managed fleet containers included above.

Impairment of Container Rental Equipment

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment of the Company’s leasing equipment for the three and nine months ended September 30, 2021 and 2020.

Write-Off (Recoveries) of Container Rental Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. For the three and nine months ended September 30, 2021, the Company recorded impairment charges of $928 and $2,793, respectively, to write-off containers that were unlikely to be recovered from lessees in default, offset by gains of $10 and $7,628, respectively, associated with recoveries on containers previously estimated as lost with lessees in default. The gain on container recovery of $7,577 recorded in the first quarter of 2021 was due to the reinstatement of containers with a previously insolvent and bankrupt lessee who made a successful exit from bankruptcy, such containers had been written off in 2019. The Company recorded impairment charges of $33 to write-off containers that were unlikely to be recovered from lessees in default for the three months ended September 30, 2020 and gains of $1,525 on container recovery due to a settlement agreement with an insolvent lessee on containers which were previously written off in 2018 for the nine months ended September 30, 2020. These amounts are recorded in the condensed consolidated statements of operations as “container lessee default expense (recovery), net”.

Impairment of Containers Held for Sale

Containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value was estimated based on recent gross sales proceeds for sales of similar types of containers in the locations in which the containers are stored. When containers are sold or otherwise retired, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized.

Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the containers held for sale. The carrying value of containers held for sale that have been impaired and written down to their estimated fair value less cost to sell was $336 and $5,845 as of September 30, 2021 and December 31, 2020, respectively. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the three and nine months ended September 30, 2021, the Company recorded container impairment charges (reversals) of $265 and $(279), respectively, and during the three and nine months ended September 30, 2020, the Company recorded container impairments of $3,041 and $10,382, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale, due to rising used container prices. The impairment charges (reversals) are included in “depreciation expense” in the condensed consolidated statements of operations.

Concentrations
(d)	Concentrations

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees.

Except for the lessees noted in the tables below, no other single lessee made up greater than 10% of the Company’s lease rental income from its owned fleet for the three and nine months ended September 30, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of September 30, 2021 and December 31, 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - owned fleet	2021	2020	2021	2020
Customer A	22.5%	18.6%	21.1%	17.7%
Customer B	11.4%	9.3%	13.9%	8.3%
Customer C	11.4%	12.5%	11.5%	13.0%

Gross Accounts Receivable- owned fleet	September 30, 2021	December 31, 2020
Customer A	35.3%	30.3%
Customer C	17.8%	12.9%
Customer B	7.7%	10.3%

Total fleet lease rental income, as reported in the condensed consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three and nine months ended September 30, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its total fleet as of September 30, 2021 and December 31, 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - total fleet	2021	2020	2021	2020
Customer A	21.6%	18.0%	20.3%	17.1%
Customer C	11.8%	12.7%	11.7%	13.6%
Customer B	11.7%	9.8%	13.9%	8.7%

Gross Accounts Receivable- total fleet	September 30, 2021	December 31, 2020
Customer A	45.9%	37.7%
Customer C	17.5%	11.6%
Customer B	6.3%	16.7%

Net Income Attributable to Common Shareholders Per Common Share

(e)   Net Income Attributable to Common Shareholders Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units (“RSU”) and performance restricted share units (“PSU”) were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2021	2020	2021	2020
Numerator:
Net income attributable to common shareholders	$64,729	$16,952	$200,574	$28,562
Denominator:
Weighted average common shares outstanding - basic	49,414	52,514	49,804	54,221
Dilutive share options, RSU and PSU	1,003	199	904	96
Weighted average common shares outstanding - diluted	50,417	52,713	50,708	54,317
Net income attributable to common shareholders per common share:
Basic	$1.31	$0.32	$4.03	$0.53
Diluted	$1.28	$0.32	$3.96	$0.53

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	281	1,553	288	2,009

Fair Value Measurements
(f)	Fair Value Measurements

As of September 30, 2021 and December 31, 2020, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and payable, due from affiliates, net, container contracts payable and due to container investors, net, approximate their fair values due to the short-term nature of these financial instruments. See Note 2 (c) “Containers” and Note 9 “Debt and Derivative Instruments” for further discussions on fair value of containers held for sale and fair value of derivative instruments, respectively.

As of September 30, 2021, the Company held investments in marketable equity securities with readily determinable fair values of $4,226 (see Note 3 “Insurance Receivable and Impairment”). The fair value of investments in equity securities is measured at each balance sheet date based on quoted market prices (Level 1) and the change in fair value of marketable securities still held as of September 30, 2021 was $40 and $(425) for the three and nine months ended September 30, 2021 respectively, which are included as “unrealized gain (loss) on financial instruments, net” in the condensed consolidated statements of operations. There were no marketable equity securities as of December 31, 2020.

At September 30, 2021 and December 31, 2020, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,703,561 and $856,392, respectively, compared to book values of $1,702,255 and $879,960 at September 30, 2021 and December 31, 2020, respectively. The fair value of container leaseback financing receivable (including the short-term balance) was approximately $364,390 and $363,774 at September 30, 2021 and December 31, 2020, respectively, compared to book values of $361,673 and $363,868 at September 30, 2021 and December 31, 2020, respectively. The fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $5,139,952 and $4,144,332 at September 30, 2021 and December 31, 2020, respectively, compared to book values of $5,146,282 and $4,115,344 at September 30, 2021 and December 31, 2020, respectively.

Reclassifications and Changes in Presentation
(g)	Reclassifications and Changes in Presentation

Certain prior period amounts for the year ended December 31, 2020 and for the nine months ended September 30, 2020 have been reclassified to conform to the current period presentation. The Company reclassified the amounts out of the separate line items “fixed assets, net of accumulated depreciation” and “intangible assets, net of accumulated amortization” to be included within the line item “other assets” in the condensed consolidated balance sheets. Additionally, amounts for write-off of unamortized debt issuance costs and bond discounts were reclassified out of the previously reported line item “amortization and write-off of unamortized debt issuance costs and accretion of bond discounts” to be included within the line item “debt termination expense” in the condensed consolidated statements of cash flows. The changes in the presentation have no impact on “total assets” and “net increase (decrease) in cash, cash equivalents and restricted cash”.

Recently Issued Accounting Standards
(h)	Recently Issued Accounting Standards

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). In January 2021, the FASB also issued Accounting Standards Update No 2021-01, Reference Rate Reform: Scope (“ASU 2021-01”), which expands the scope of Topic 848. The amendments provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met, that reference LIBOR or another rate that is expected to be discontinued due to reference rate reform. The amendments in ASU 2020-04 and ASU 2021-01 are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company will continue its review of the debt and derivative agreements during the transition period until the LIBOR cessation by the end of June 2023. The Company expects the adoption of this guidance will not have a material impact on the Company’s condensed consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The new guidance simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to separately present certain conversion features in equity. In addition, ASU 2020-06 amends the derivative scope exception for contracts in an entity’s own equity by removing certain criteria that must be satisfied in order to classify a contract as equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. Effective January 1, 2021, the Company early adopted ASU 2020-06 using the modified retrospective approach with no impact on the Company’s condensed consolidated financial statements.

In July 2021, the FASB issued Accounting Standards Update No. 2021-05, Leases (Topic 842), Lessors – Certain Leases with Variable Lease Payments (“ASU 2021-05”). The amendment provides guidance to clarify lessor’s accounting for certain leases with variable lease payments by amending the lessor lease classification requirements under Topic 842, which was adopted by the Company on the effective date of January 1, 2019. ASU 2021-05 requires a lessor to classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in Topic 842; and 2) The lessor would have otherwise recognized a day-one loss. ASU 2021-05 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company will adopt ASU 2021-05 effective January 1, 2022 on a prospective basis and expects no impact on the Company’s condensed consolidated financial statements.

There were no changes to the Company’s significant accounting policies during the nine months ended September 30, 2021. For further discussion on the Company’s accounting policies, please refer to Note 1 “Nature of Business and Summary of Significant Accounting Polices” in Item 18, “Financial Statements” in our 2020 Form 20-F.

Allowance for Credit Losses

The Company evaluates its exposure by portfolio with similar risk characteristics based on the creditworthiness, external credit data and overall credit quality of its lessees. The Company’s internal risk rating categories are “Tier 1” for the lowest level of risk which are typically the large international shipping lines with a strong financial and asset base; “Tier 2” for moderate level of risk which includes lessees which are well-established in the market; and “Tier 3” for the highest level of risk which includes smaller shipping lines or lessees that exhibit high volatility in payments on a regular basis.

Derivative Instruments and Hedging Activities	The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $315 reduction to the net fair value and $247 addition to the net fair value as of September 30, 2021 and December 31, 2020, respectively.Derivative instruments are designated or non-designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized. The change in fair value of derivative instruments that are not designated for hedge accounting are recognized in earnings during the period of change.